Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Suppliers and contractors (Note 27)	₱ 74,518	₱ 98,656
Taxes (Note 26)	3,964	4,052
Carriers and others (Note 27)	2,362	2,209
Related parties (Notes 24 and 27)	170	270
Accounts payable	₱ 81,014	₱ 105,187